Schedule of Investments (unaudited)	iShares® Global REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.8%
Abacus Property Group	980,423	$2,396,003
Arena REIT	672,965	2,243,130
Aventus Group	859,134	1,967,993
BWP Trust	1,022,949	2,885,203
Centuria Industrial REIT	1,091,996	2,952,685
Centuria Office REIT	968,140	1,482,943
Charter Hall Long Wale REIT	1,163,337	3,979,498
Charter Hall Retail REIT	1,019,196	2,908,208
Charter Hall Social Infrastructure REIT	690,736	1,875,398
Cromwell Property Group	2,980,799	1,778,249
Dexus	2,248,012	16,365,329
Dexus Industria REIT(a)	439,588	972,410
GPT Group (The)	4,002,130	14,182,165
Growthpoint Properties Australia Ltd.	584,569	1,633,476
HomeCo Daily Needs REIT	839,138	809,872
Hotel Property Investments	394,845	967,001
Irongate Group	969,775	1,269,329
Mirvac Group	8,222,583	15,237,795
National Storage REIT	2,455,539	4,304,717
Scentre Group	10,833,747	22,492,438
Shopping Centres Australasia Property Group	2,382,001	4,758,992
Stockland	4,982,922	14,362,911
Vicinity Centres	7,880,893	9,136,384
Waypoint REIT	1,549,365	2,976,062
		133,938,191
Belgium — 1.3%
Aedifica SA	75,945	9,134,124
Ascencio	11,206	670,024
Befimmo SA	45,757	1,715,547
Cofinimmo SA	66,216	9,768,230
Intervest Offices & Warehouses NV	50,426	1,546,575
Montea NV	25,492	3,526,189
Nextensa	8,800	728,625
Retail Estates NV	22,125	1,781,947
Warehouses De Pauw CVA	294,276	12,660,148
Xior Student Housing NV	42,746	2,336,319
		43,867,728
Canada — 3.1%
Allied Properties REIT	262,576	9,239,684
Artis REIT	198,599	1,898,264
Boardwalk REIT	79,894	3,515,927
Canadian Apartment Properties REIT	361,292	15,890,993
Choice Properties REIT	544,842	6,219,295
Cominar REIT	348,043	3,200,742
Crombie REIT	201,729	2,747,063
Dream Industrial REIT	459,315	5,698,303
Dream Office REIT	77,684	1,502,162
First Capital Real Estate Investment Trust	461,668	6,450,241
Granite REIT	128,546	9,756,613
H&R Real Estate Investment Trust	593,882	6,036,231
InterRent REIT	272,484	3,416,902
Killam Apartment REIT	224,631	3,864,752
NorthWest Healthcare Properties REIT	391,041	4,116,059
Prinmaris REIT, NVS	147,124	1,640,048
RioCan REIT	660,275	11,495,013
SmartCentres Real Estate Investment Trust	270,513	6,541,769
Summit Industrial Income REIT	339,075	5,761,727
		108,991,788
Security	Shares	Value

China — 0.1%
Yuexiu REIT	3,622,000	$1,519,028

France — 1.7%
Carmila SA	85,133	1,415,910
Covivio	104,501	8,726,678
Gecina SA	107,704	14,614,596
ICADE	71,566	5,167,527
Klepierre SA	391,526	10,413,907
Mercialys SA	133,729	1,482,452
Unibail-Rodamco-Westfield(b)	214,554	16,348,417
		58,169,487
Germany — 0.1%
alstria office REIT-AG	105,530	2,307,133
Hamborner REIT AG	149,368	1,643,104
		3,950,237
Hong Kong — 1.3%
Champion REIT	4,172,000	2,097,490
Fortune REIT	2,869,000	2,958,779
Hui Xian Real Estate Investment Trust(a)	5,221,000	1,106,927
Link REIT	4,342,600	37,283,429
Prosperity REIT	2,591,000	1,007,249
Sunlight REIT	2,249,000	1,222,996
		45,676,870
Ireland — 0.1%
Hibernia REIT PLC	1,410,579	2,014,790
Irish Residential Properties REIT PLC	945,273	1,777,733
		3,792,523
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)	136,880	637,222
Japan — 7.3%
Activia Properties Inc.	1,556	5,266,824
Advance Residence Investment Corp.	2,695	7,927,159
AEON REIT Investment Corp.	3,582	4,555,950
Comforia Residential REIT Inc.	1,308	3,500,730
CRE Logistics REIT Inc.	1,095	1,902,646
Daiwa House REIT Investment Corp.	4,417	13,158,094
Daiwa Office Investment Corp.	563	3,527,591
Daiwa Securities Living Investments Corp.	4,228	4,137,277
Frontier Real Estate Investment Corp.	1,017	4,291,526
Fukuoka REIT Corp.	1,499	2,107,775
Global One Real Estate Investment Corp.	1,998	1,968,407
GLP J-REIT	8,849	14,243,457
Hankyu Hanshin REIT Inc.	1,377	1,783,467
Heiwa Real Estate REIT Inc.	1,892	2,327,421
Hoshino Resorts REIT Inc.	462	2,610,568
Hulic Reit Inc.	2,640	3,789,781
Ichigo Office REIT Investment Corp.	2,475	1,767,222
Industrial & Infrastructure Fund Investment Corp.	3,995	6,682,634
Invincible Investment Corp.	10,189	3,209,642
Itochu Advance Logistics Investment Corp.	1,223	1,668,240
Japan Excellent Inc.	2,615	3,007,394
Japan Hotel REIT Investment Corp.	9,439	4,601,617
Japan Logistics Fund Inc.	1,820	5,044,732
Japan Metropolitan Fund Invest	14,338	12,082,813
Japan Prime Realty Investment Corp.	1,853	6,053,274
Japan Real Estate Investment Corp.	2,711	14,907,641
Kenedix Office Investment Corp.	796	4,833,159
Kenedix Residential Next Investment Corp.	2,034	3,545,848
Kenedix Retail REIT Corp.	1,205	2,820,546

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LaSalle Logiport REIT	3,755	$6,006,797
Mirai Corp.	3,202	1,345,884
Mitsubishi Estate Logistics REIT Investment Corp.	780	3,064,594
Mitsui Fudosan Logistics Park Inc.	1,059	5,208,498
Mori Hills REIT Investment Corp.	3,323	4,071,455
Mori Trust Sogo REIT Inc.	2,057	2,491,913
Nippon Accommodations Fund Inc.	977	5,280,622
Nippon Building Fund Inc.	3,093	17,911,990
Nippon Prologis REIT Inc.	4,662	14,546,544
NIPPON REIT Investment Corp.	898	3,025,862
Nomura Real Estate Master Fund Inc.	9,362	12,989,145
NTT UD REIT Investment Corp.	2,803	3,769,768
Orix JREIT Inc.	5,491	7,879,885
Sankei Real Estate Inc.	953	953,569
Sekisui House Reit Inc.	8,716	5,936,613
SOSiLA Logistics REIT Inc.	1,271	1,779,008
Star Asia Investment Corp.	3,344	1,759,824
Starts Proceed Investment Corp.	452	847,257
Tokyu REIT Inc.	1,826	2,950,387
United Urban Investment Corp.	6,244	7,377,627
		256,520,677
Malaysia — 0.1%
Axis Real Estate Investment Trust	2,404,200	1,068,406
IGB REIT	3,627,100	1,334,544
Sunway REIT	4,152,800	1,379,114
		3,782,064
Mexico — 0.4%
Concentradora Fibra Danhos SA de CV(a)	494,515	532,680
Fibra Uno Administracion SA de CV	6,467,413	6,646,750
Macquarie Mexico Real Estate Management SA de CV(c)	1,530,350	1,782,737
PLA Administradora Industrial S. de RL de CV(a)	1,660,609	2,324,112
Prologis Property Mexico SA de CV	954,448	2,374,090
		13,660,369
Netherlands — 0.2%
Eurocommercial Properties NV	96,239	2,327,292
NSI NV	37,120	1,539,253
Vastned Retail NV	37,217	1,041,786
Wereldhave NV	86,385	1,327,246
		6,235,577
New Zealand — 0.3%
Argosy Property Ltd.	1,744,080	1,715,955
Goodman Property Trust	2,282,187	3,732,792
Kiwi Property Group Ltd.	3,333,221	2,496,951
Stride Property Group	911,789	1,199,914
		9,145,612
Philippines — 0.0%
AREIT Inc., NVS	1,274,640	1,266,513

Saudi Arabia — 0.2%
Al Maather REIT Fund	87,570	219,594
Al Rajhi REIT	238,108	724,751
Alahli REIT Fund 1	93,479	303,964
Al-Jazira Reit Fund, NVS	26,082	159,260
Alkhabeer REIT	150,085	362,554
Derayah REIT	229,717	773,907
Jadwa REIT Saudi Fund	310,838	1,317,286
Musharaka Real Estate Income Fund, NVS	170,157	448,125
Riyad REIT Fund	315,408	843,196
Security	Shares	Value

Saudi Arabia (continued)
Sedco Capital REIT Fund	69,976	$204,854
Swicorp Wabel REIT, NVS(b)	187,078	355,517
Taleem REIT, NVS	58,178	199,721
		5,912,729
Singapore — 3.0%
AIMS APAC REIT	1,156,600	1,192,260
ARA LOGOS Logistics Trust	2,693,500	1,647,835
Ascendas REIT	7,117,314	14,596,481
Ascott Residence Trust	3,909,732	2,962,381
CapitaLand China Trust	2,368,130	2,075,721
CapitaLand Integrated Commercial Trust	9,962,726	14,363,221
CDL Hospitality Trusts	1,657,300	1,394,604
Cromwell European Real Estate Investment Trust	659,700	1,719,445
ESR-REIT	5,645,800	1,776,132
Far East Hospitality Trust	2,037,800	839,778
First REIT(a)	2,370,300	535,136
Frasers Centrepoint Trust	2,243,370	3,766,211
Frasers Logistics & Commercial Trust	5,959,200	6,062,579
Keppel DC REIT	2,714,533	4,309,031
Keppel Pacific Oak US REIT	1,775,900	1,314,166
Keppel REIT	4,412,400	3,677,514
Lendlease Global Commercial REIT	1,853,500	1,129,087
Manulife US Real Estate Investment Trust	3,042,600	1,966,907
Mapletree Commercial Trust	4,638,091	6,208,155
Mapletree Industrial Trust	3,902,510	7,269,628
Mapletree Logistics Trust(a)	6,216,113	7,823,113
Mapletree North Asia Commercial Trust(a)	4,873,500	3,909,110
OUE Commercial Real Estate Investment Trust	4,508,400	1,368,255
Parkway Life REIT	812,500	2,889,647
Prime U.S. REIT	1,337,400	1,036,485
Sasseur Real Estate Investment Trust	1,120,800	660,933
SPH REIT	1,958,700	1,395,535
Starhill Global REIT	2,980,600	1,372,424
Suntec REIT	4,430,100	5,003,267
		104,265,041
South Africa — 0.5%
Attacq Ltd.(a)(b)	1,489,437	749,487
Emira Property Fund Ltd.(a)	703,060	461,083
Equites Property Fund Ltd.	1,405,042	1,954,444
Growthpoint Properties Ltd.	7,285,657	6,915,923
Hyprop Investments Ltd.	707,902	1,662,771
Investec Property Fund Ltd.	1,186,719	940,425
Redefine Properties Ltd.	11,477,949	3,054,314
SA Corporate Real Estate Ltd.	5,455,233	848,276
Stor-Age Property REIT Ltd.	745,701	707,858
Vukile Property Fund Ltd.	1,866,120	1,444,061
		18,738,642
Spain — 0.4%
Inmobiliaria Colonial Socimi SA	741,058	6,543,870
Lar Espana Real Estate Socimi SA	126,684	765,857
Merlin Properties Socimi SA	708,285	8,006,792
		15,316,519
Thailand — 0.0%
WHA Premium Growth Freehold & Leasehold REIT, Class F(a)	3,639,702	1,246,211

Turkey — 0.0%
AKIS Gayrimenkul Yatirimi AS(b)	552,139	69,025
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,011,973	725,876

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Halk Gayrimenkul Yatirim Ortakligi AS	472,476	$90,199
Is Gayrimenkul Yatirim Ortakligi AS(b)	986,159	343,395
Ozak Gayrimenkul Yatirim Ortakligi(b)	215,236	114,686
Torunlar Gayrimenkul Yatirim Ortakligi AS(b)	327,025	115,144
		1,458,325
United Kingdom — 5.2%
Assura PLC	5,580,103	5,047,068
Big Yellow Group PLC	352,994	7,092,637
BMO Commercial Property Trust Ltd.	1,094,848	1,687,440
BMO Real Estate Investments Ltd.	507,432	625,309
British Land Co. PLC (The)	1,930,224	14,433,312
Capital & Counties Properties PLC	1,536,507	3,573,849
Civitas Social Housing PLC	1,316,408	1,708,471
Custodian REIT PLC	847,716	1,208,498
Derwent London PLC	210,313	9,717,851
Empiric Student Property PLC	1,240,528	1,454,832
Great Portland Estates PLC	537,724	5,571,330
Hammerson PLC(a)	8,786,789	4,632,117
Home Reit PLC	1,162,033	1,820,682
Impact Healthcare REIT PLC	555,855	862,695
Impact Helthcare REIT PLC	69,481	1,308
Land Securities Group PLC	1,487,441	15,975,769
LondonMetric Property PLC	1,866,227	6,724,162
LXI REIT PLC	1,479,398	2,935,103
LXI REIT PLC	177,527	11,938
NewRiver REIT PLC	664,150	824,437
Picton Property Income Ltd. (The)	1,150,570	1,596,918
Primary Health Properties PLC	2,806,506	5,443,014
PRS REIT PLC (The)	1,071,982	1,456,125
Regional REIT Ltd.(c)	913,003	1,098,316
Safestore Holdings PLC	428,440	7,345,764
Schroder REIT Ltd.	1,038,836	763,175
Segro PLC	2,499,189	44,060,079
Shaftesbury PLC	597,724	5,018,849
Standard Life Investment Property Income Trust Ltd.	839,687	932,243
Target Healthcare REIT PLC	1,282,153	1,982,925
Triple Point Social Housing REIT PLC(c)	771,641	967,211
Tritax Big Box REIT PLC	3,896,104	12,497,301
UK Commercial Property REIT Ltd.	1,557,002	1,721,874
UNITE Group PLC (The)	664,279	9,294,087
Workspace Group PLC	278,877	3,186,614
		183,273,303
United States — 70.5%
Acadia Realty Trust	178,789	3,538,234
Agree Realty Corp.	142,712	9,330,511
Alexander & Baldwin Inc.	150,200	3,447,090
Alexandria Real Estate Equities Inc.	321,578	62,656,257
American Assets Trust Inc.	103,512	3,723,327
American Campus Communities Inc.	285,296	14,909,569
American Finance Trust Inc.	255,895	2,113,693
American Homes 4 Rent, Class A	589,510	23,067,526
Americold Realty Trust	555,829	15,813,335
Apartment Income REIT Corp.	325,637	17,200,146
Apartment Investment & Management Co., Class A(b)	312,439	2,196,446
Apple Hospitality REIT Inc.	446,011	7,194,157
Armada Hoffler Properties Inc.	125,030	1,754,171
AvalonBay Communities Inc.	290,627	70,979,832
Boston Properties Inc.	325,426	36,473,746
Brandywine Realty Trust	355,712	4,574,456
Security	Shares	Value

United States (continued)
Brixmor Property Group Inc.	616,852	$15,643,367
Broadstone Net Lease Inc.	326,363	7,542,249
Camden Property Trust	206,031	32,983,503
CareTrust REIT Inc.	198,685	4,214,109
Centerspace	29,479	2,811,707
Community Healthcare Trust Inc.	49,164	2,229,096
Corporate Office Properties Trust	235,023	5,936,681
Cousins Properties Inc.	309,016	11,915,657
CubeSmart	446,410	22,650,843
CyrusOne Inc.	264,329	23,749,961
DiamondRock Hospitality Co.(b)	412,848	3,860,129
Digital Realty Trust Inc.	585,183	87,326,859
DigitalBridge Group Inc.(b)	1,005,926	7,343,260
Diversified Healthcare Trust	497,911	1,518,628
Douglas Emmett Inc.	346,759	10,825,816
Duke Realty Corp.	792,449	45,787,703
Easterly Government Properties Inc.	178,311	3,739,182
EastGroup Properties Inc.	83,682	16,728,869
Empire State Realty Trust Inc., Class A	299,977	2,675,795
EPR Properties	154,964	6,813,767
Equinix Inc.	186,444	135,153,256
Equity Commonwealth(b)	244,122	6,356,937
Equity LifeStyle Properties Inc.	362,167	28,354,054
Equity Residential	768,379	68,178,269
Essential Properties Realty Trust Inc.	252,245	6,697,105
Essex Property Trust Inc.	135,085	44,915,762
Extra Space Storage Inc.	273,375	54,180,191
Federal Realty Investment Trust	160,838	20,505,237
First Industrial Realty Trust Inc.	268,110	16,295,726
Four Corners Property Trust Inc.	159,131	4,307,676
Gaming and Leisure Properties Inc.	470,437	21,254,344
Getty Realty Corp.	80,148	2,377,991
Global Net Lease Inc.	214,974	3,082,727
Healthcare Realty Trust Inc.	305,749	9,484,334
Healthcare Trust of America Inc., Class A	453,447	14,759,700
Healthpeak Properties Inc.	1,123,763	39,747,497
Highwoods Properties Inc.	214,306	9,240,875
Host Hotels & Resorts Inc.(b)	1,473,613	25,552,449
Hudson Pacific Properties Inc.	309,240	7,307,341
Independence Realty Trust Inc.	219,623	5,049,133
Industrial Logistics Properties Trust	134,708	3,088,854
Innovative Industrial Properties Inc.	49,108	9,732,714
InvenTrust Properties Corp.	148,022	3,987,713
Invitation Homes Inc.	1,244,120	52,228,158
JBG SMITH Properties	256,243	7,021,058
Kilroy Realty Corp.	241,912	15,482,368
Kimco Realty Corp.	1,210,818	29,374,445
Kite Realty Group Trust	449,793	9,391,678
Life Storage Inc.	169,784	22,912,351
LTC Properties Inc.	81,632	2,944,466
LXP Industrial Trust.	577,620	8,600,762
Macerich Co. (The)	443,397	7,333,786
Medical Properties Trust Inc.	1,231,669	28,032,786
Mid-America Apartment Communities Inc.	240,501	49,706,747
Monmouth Real Estate Investment Corp.	198,636	4,169,370
National Health Investors Inc.	91,539	5,293,700
National Retail Properties Inc.	364,015	16,154,986
National Storage Affiliates Trust	168,301	10,360,610
NexPoint Residential Trust Inc.	46,066	3,653,034
Office Properties Income Trust	100,467	2,559,899

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Omega Healthcare Investors Inc.	497,249	$15,653,398
Orion Office REIT Inc.(b)	116,189	1,933,387
Paramount Group Inc.	387,053	3,363,491
Park Hotels & Resorts Inc.(b)	489,704	8,912,613
Pebblebrook Hotel Trust(a)	270,715	5,860,980
Physicians Realty Trust	457,036	8,345,477
Piedmont Office Realty Trust Inc., Class A	260,013	4,617,831
Prologis Inc.	1,538,017	241,191,826
PS Business Parks Inc.	41,802	6,979,262
Public Storage	314,373	112,712,152
Realty Income Corp.	1,179,487	81,868,193
Regency Centers Corp.	351,944	25,251,982
Retail Opportunity Investments Corp.	248,894	4,612,006
Rexford Industrial Realty Inc.	316,048	23,125,232
RLJ Lodging Trust	346,596	4,800,355
RPT Realty	172,731	2,179,865
Ryman Hospitality Properties Inc.(b)	111,448	9,852,003
Sabra Health Care REIT Inc.	475,820	6,475,910
Safehold Inc.(a)	43,019	2,662,876
Service Properties Trust	330,409	2,824,997
Simon Property Group Inc.	680,055	100,104,096
SITE Centers Corp.	361,467	5,353,326
SL Green Realty Corp.	139,168	10,092,463
Spirit Realty Capital Inc.	256,273	12,162,717
STAG Industrial Inc.	365,188	15,604,483
STORE Capital Corp.	509,092	16,143,307
Summit Hotel Properties Inc.(b)	217,530	2,049,133
Sun Communities Inc.	238,772	45,118,357
Sunstone Hotel Investors Inc.(b)	456,136	5,158,898
Tanger Factory Outlet Centers Inc.	211,417	3,596,203
Terreno Realty Corp.	152,748	11,420,968
UDR Inc.	641,164	36,443,762
Universal Health Realty Income Trust	26,767	1,560,516
Urban Edge Properties	241,369	4,402,571
Ventas Inc.	830,701	44,043,767
Veris Residential Inc.(b)	182,073	3,004,204
VICI Properties Inc.(a)	1,311,136	37,524,712
Vornado Realty Trust	365,643	14,995,019
Washington REIT	177,267	4,364,313
Welltower Inc.	907,912	78,652,417
Security	Shares	Value

United States (continued)
WP Carey Inc.	385,008	$29,876,621
Xenia Hotels & Resorts Inc.(b)	236,201	4,095,725
		2,469,091,180

Total Common Stocks — 99.6%
(Cost: $3,038,906,010)		3,490,455,836

Preferred Stocks

Bermuda — 0.0%
Brookfield Property Partners LP, 6.25%	4,436	110,767

Total Preferred Stocks — 0.0%
(Cost: $109,587)		110,767

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	31,999,461	32,009,060
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	5,080,000	5,080,000
		37,089,060

Total Short-Term Investments — 1.1%
(Cost: $37,086,635)		37,089,060

Total Investments in Securities — 100.7%
(Cost: $3,076,102,232)		3,527,655,663

Other Assets, Less Liabilities — (0.7)%		(24,497,221)

Net Assets — 100.0%		$3,503,158,442

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,189,362	$22,823,812	(a)	$—		$498	$(4,612)	$32,009,060	31,999,461	$221,767	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,480,000	—		(1,400,000	)(a)	—	—	5,080,000	5,080,000	285		—
						$498	$(4,612)	$37,089,060		$222,052		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	9	03/17/22	$1,097	$(81,389)
Dow Jones U.S. Real Estate Index	231	03/18/22	9,587	(741,756)
				$(823,145)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global REIT ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,697,440,540	$793,015,296	$—	$3,490,455,836
Preferred Stocks	110,767	—	—	110,767
Money Market Funds	37,089,060	—	—	37,089,060
	$2,734,640,367	$793,015,296	$—	$3,527,655,663

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(741,756)	$(81,389)	$—	$(823,145)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust